ENTITIES IN THE GROUP (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Name of parent entity	TORM plc
Country of incorporation	United Kingdom
TORM A/S
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM A/S
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
DK Vessel HoldCo GP ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	DK Vessel HoldCo GP ApS
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
DK Vessel HoldCo K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	DK Vessel HoldCo K/S
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
OCM (Gibraltar) Njord Midco Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM (Gibraltar) Njord Midco Ltd 2)
Country of incorporation of subsidiary	Gibraltar
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Chartering Inc
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Chartering Inc 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Alice, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Alice, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Almena, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Almena, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings St.Michaelis Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings St. Gabriel Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Agnete, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Agnete, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Alexandra, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Holdings Mrs Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Holdings Mrs Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Anne Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Anne Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Freya Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Freya Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Gerd Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Gerd Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Gertrud Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Gertrud Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Gunhild Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Gunhild Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Helene Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Helene Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Helvig Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Helvig Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Ingeborg Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Ingeborg Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Mary Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Mary Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Ragnhild Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Ragnhild Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Thyra Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Thyra Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Valborg Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Valborg Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OCM Njord Vita Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Vita Inc. 2)
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%
OMI Holding Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	OMI Holding Ltd.
Country of incorporation of subsidiary	Mauritius
Proportion of ownership interest in subsidiary	100.00%
TORM Crewing Service Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Crewing Service Ltd.
Country of incorporation of subsidiary	Bermuda
Proportion of ownership interest in subsidiary	100.00%
TORM Shipping India Private Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Shipping India Private Limited 4)
Country of incorporation of subsidiary	India
Proportion of ownership interest in subsidiary	100.00%
TORM Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Singapore Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
TORM USA LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM USA LLC
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%
VesselCo 1 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 1 K/S 3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 3 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 3 K/S 3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 5 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 5 K/S 3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 6 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 6 K/S 1)3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 6 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 6 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 7 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 7 Pte. Ltd. 3)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 8 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 8 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 9 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 9 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 10 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 10 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 11 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 11 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
TORM SHIPPING (PHILS.), INC.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM SHIPPING (PHILS.), INC.
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	25.00%
VesselCo A ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo A ApS 3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo C ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo C ApS 3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo E ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo E ApS 3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo F ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo F ApS 1), 3)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%